Share-based payment arrangements - Subsidiary Plans (Details)	12 Months Ended
	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Subsidiary Plans [Line Items]
Outstanding at beginning of period	8,472,827	5,075,734	2,343,085
Granted During the Year	4,076,982	3,634,183	2,796,820
Exercised During the Year	514,410	237,090	64,171
Forfeited During the Year	1,119,313	0	0
Outstanding at end of period	10,916,086	8,472,827	5,075,734
Gelesis [Member]
Subsidiary Plans [Line Items]
Outstanding at beginning of period	0	3,681,732	2,728,232
Granted During the Year		0	953,500
Exercised During the Year		0	0
Expired During the Year		(110,386)	0
Forfeited During the Year		(3,571,346)	0
Outstanding at end of period		0	3,681,732
Alivio [Member]
Subsidiary Plans [Line Items]
Outstanding at beginning of period	3,698,244	2,393,750	2,393,750
Granted During the Year	189,924	1,329,494	0
Exercised During the Year	0	(3,125)	0
Expired During the Year	0	0	0
Forfeited During the Year	0	(21,875)	0
Outstanding at end of period	3,888,168	3,698,244	2,393,750
Akili [Member]
Subsidiary Plans [Line Items]
Outstanding at beginning of period		0	2,385,355
Granted During the Year			0
Exercised During the Year			0
Expired During the Year			0
Forfeited During the Year			(2,385,355)
Outstanding at end of period			0
PureTech LYT [Member]
Subsidiary Plans [Line Items]
Outstanding at beginning of period	0	2,180,000	0
Granted During the Year		0	2,180,000
Exercised During the Year		0	0
Expired During the Year		0	0
Forfeited During the Year		(2,180,000)	0
Outstanding at end of period		0	2,180,000
Commense
Subsidiary Plans [Line Items]
Outstanding at beginning of period	0	540,416	418,750
Granted During the Year		0	121,666
Exercised During the Year		0	0
Expired During the Year		0	0
Forfeited During the Year		(540,416)	0
Outstanding at end of period		0	540,416
Entrega [Member]
Subsidiary Plans [Line Items]
Outstanding at beginning of period	972,000	914,000	867,750
Granted During the Year	0	58,000	60,000
Exercised During the Year	0	0	0
Expired During the Year	0	0	(3,750)
Forfeited During the Year	(10,000)	0	(10,000)
Outstanding at end of period	962,000	972,000	914,000
Follica [Member]
Subsidiary Plans [Line Items]
Outstanding at beginning of period	1,309,040	1,229,452	1,271,302
Granted During the Year	0	79,588	0
Exercised During the Year	0	0	0
Expired During the Year	0	0	(41,850)
Forfeited During the Year	0	0	0
Outstanding at end of period	1,309,040	1,309,040	1,229,452
Karuna [Member]
Subsidiary Plans [Line Items]
Outstanding at beginning of period	0	1,949,927	855,427
Granted During the Year		0	1,111,000
Exercised During the Year		0	0
Expired During the Year		0	(4,125)
Forfeited During the Year		(1,949,927)	(12,375)
Outstanding at end of period		0	1,949,927
Knode
Subsidiary Plans [Line Items]
Outstanding at beginning of period		0	32,500
Granted During the Year			0
Exercised During the Year			0
Expired During the Year			(32,500)
Forfeited During the Year			0
Outstanding at end of period			0
Sonde [Member]
Subsidiary Plans [Line Items]
Outstanding at beginning of period	1,829,004	22,500	35,000
Granted During the Year	363,830	1,806,504	0
Exercised During the Year	0	0	0
Expired During the Year	0	0	(6,250)
Forfeited During the Year	0	0	(6,250)
Outstanding at end of period	2,192,834	1,829,004	22,500
Tal
Subsidiary Plans [Line Items]
Outstanding at beginning of period		1,630,806	1,663,806
Granted During the Year			0
Exercised During the Year			0
Expired During the Year			(30,250)
Forfeited During the Year			(2,750)
Outstanding at end of period			1,630,806
The Sync Project
Subsidiary Plans [Line Items]
Outstanding at beginning of period		0	1,080,000
Granted During the Year			0
Exercised During the Year			0
Expired During the Year			0
Forfeited During the Year			(1,080,000)
Outstanding at end of period			0
Vedanta [Member]
Subsidiary Plans [Line Items]
Outstanding at beginning of period	1,450,100	1,373,750	1,194,014
Granted During the Year	493,951	154,193	278,786
Exercised During the Year	(813)	0	0
Expired During the Year	0	0	(24,800)
Forfeited During the Year	(201,350)	(77,843)	(74,250)
Outstanding at end of period	1,741,888	1,450,100	1,373,750